Financial Risk Factors and Risk Management - Movement in ECL Allowance for Trade Receivables and Contract Assets (Details) - Trade receivables and contract assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in ECL Allowance for Trade Receivables and Contract Assets
Balance as at 01/01	€ (261)	€ (175)
Balance as at 12/31	(203)	(261)
Accumulated impairment [member]
Movement in ECL Allowance for Trade Receivables and Contract Assets
Net Credit losses recognized	32	187
Amounts written off	€ 90	€ 101